Expense Example {- Fidelity Advisor Multi-Asset Income Fund} - 12.31 Fidelity Advisor Multi-Asset Income Fund AMCIZ PRO-14 - Fidelity Advisor Multi-Asset Income Fund	Mar. 01, 2022 USD ($)
Fidelity Advisor Multi-Asset Income Fund: Class A
Expense Example:
1 year	$ 503
3 years	721
5 years	956
10 years	1,631
Fidelity Advisor Multi-Asset Income Fund: Class M
Expense Example:
1 year	501
3 years	715
5 years	946
10 years	1,609
Fidelity Advisor Multi-Asset Income Fund: Class C
Expense Example:
1 year	283
3 years	566
5 years	975
10 years	1,919
Fidelity Advisor Multi-Asset Income Fund-Class I
Expense Example:
1 year	82
3 years	255
5 years	444
10 years	990
Fidelity Advisor Multi-Asset Income Fund: Class Z
Expense Example:
1 year	73
3 years	227
5 years	395
10 years	$ 883